Income Taxes	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Income Taxes
23.	INCOME TAXES
See accounting policy in Note 2.3.7.
23.1 Deferred taxes
The components of deferred tax assets (“DTA”) and liabilities are shown below:

			12.31.2024	12.31.2023
Temporary differences	(i	)	228.2	165.9
Tax loss carryforwards			85.2	1.1
Functional currency effect of the non monetary assets	(ii	)	(559.0)	(316.5)
Gains not realized			38.4	33.0
Derivatives / Hedge Accounting			2.4	1.1
Effect of differences in fixed asset			(71.1)	(55.1)
Other differences between basis: account x tax	(iii	)	(0.4)	3.5

Deferred tax assets (liabilities), net			(276.3)	(167.0)

Total deferred tax asset			174.0	137.7
Total deferred tax liability			(450.3)	(304.7)

(i)
Temporary differences include
non-deductible
provisions, accelerated amortization of incentivized expenses with research and development, foreign exchange rate gains or losses included in income tax calculation in cash basis and other differences which will be included or excluded from the tax basis when realized for tax purposes.

(ii)
The income tax and social contribution tax basis of Embraer are impacted by fluctuations in the exchange rate, since tax assets and liabilities are held in Brazilian Reais at their historical value and the accounting basis is in dollars (functional currency), as well as income tax expenses/revenues recorded in profit or loss. This item reflects the effect of these fluctuations.

(iii)
Refers to differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, such as adjustments to contract revenues, leases and right of use, impairment, among others.

The changes in deferred income taxes were as follows:

	From the statement of income	Other comprehensive income	Total

At December 31, 2021	(458.9)	50.7	(408.2)

Temporary differences	(44.8)	—	(44.8)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized	6.1	—	6.1
Effect of differences in fixed asset	(17.6)	—	(17.6)
Derivatives / Hedge Accounting	1.3		1.3
Differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

Temporary differences	55.0	—	55.0
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences in fixed asset	(16.1)	—	(16.1)
Derivatives / Hedge Accounting	0.2		0.2
Other differences between basis: account x tax	4.5	2.9	7.4

At December 31, 2023	(219.5)	52.5	(167.0)

Temporary differences	62.3	—	62.3
Tax loss carryforwards	84.1	—	84.1
Functional currency effect of the non-monetary assets	(242.5)	—	(242.5)
Gains not realized	5.4	—	5.4
Effect of differences in fixed asset	(16.0)	—	(16.0)
Derivatives / Hedge Accounting	(4.7)	6.0	1.3
Other differences between basis: account x tax	(0.6)	(3.3)	(3.9)

At December 31, 2024	(331.5)	55.2	(276.3)

23.2 Unrecognized deferred tax assets
As of December 31, 2024, the Company did not recognize deferred tax assets totaling US$ 63.4. This amount includes US$ 0.2 related to temporary differences and US$ 63.2 associated with tax losses from subsidiaries, for which there is no forecast of future taxable profits (2023: US$ 85.9, which comprised US$ 2.4 related to temporary differences and US$ 83.5 related to tax losses).
23.3 Reconciliation of income tax expense

			12.31.2024	12.31.2023	12.31.2022
Income (loss) before income tax			557.0	120.7	(205.8)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%			(189.4)	(41.0)	70.0

Tax on profits of overseas subsidiaries	(i	)	(120.8)	(8.2)	(76.8)
Transfer Pricing and Thin Capitalization			—	(1.5)	(2.6)
Functional currency effect of the non-monetary assets			(326.1)	132.4	134.4
Research and development tax incentives			3.4	16.6	4.0
Currency effect of the result			359.5	(140.7)	(116.4)
Equity in the earnings of subsidiaries			(1.4)	3.8	2.7
Non-reconized DTA on tax losses carryfoward			5.9	(40.4)	(125.4)
Diferent tax rates in subsidiaries			81.1	110.5	33.2
Others	(ii	)	(14.6)	12.1	79.2

			(13.0)	84.6	(67.7)

Income tax and social contribution income (expense) benefit as reported			(202.4)	43.6	2.3

Current income tax and social contribution expense as reported			(90.4)	(109.0)	(84.5)
Deferred income tax and social contribution income (expense) benefit as reported			(112.0)	152.6	86.8
Effective rate			-36.3%	36.1%	-1.1%

(i)
In line with the rules on Taxation on Universal Basis (Brazilian Law 12,973 and Brazilian Normative Instruction 1,520, both from 2014), Embraer adds the results of its subsidiaries located abroad to the calculation basis for Income Tax and Social Contribution at the end of the calendar year in which they were recognized in the financial statements of the respective subsidiaries.

(ii)
Refers substantially to adjustments such as exclusions of
Reintegra
credits, and subsidies to stimulate technological innovation, among other permanent additions and exclusions according to the Brazilian Corporate Income Tax Law.

23.4 Uncertainty over income tax treatments
The Company held certain discussions with Brazilian tax authorities over administrative and judicial matters related to uncertain treatments adopted when calculating income taxes.
Embraer is challenging a tax assessment that disallowed the offsetting of social contribution with income tax credits paid abroad. This case is in the Federal Regional Court of the 3rd Region, awaiting the ruling on Embraer’s appeal. For this case, a provision of US$ 2.9 was recognized (2023: US$ 4.7).
Except for the aforementioned legal proceedings, the Company, based on the assessment of its internal and external legal advisors, has concluded that the tax treatment of the discussions will likely be accepted by the tax authorities. Among these discussions, the main one refers to the taxation of profits earned by subsidiaries located abroad, in the context of Brazilian Provisional
Measure 2,158-35 of 2001, in the amount of
 US$ 89.3 (2023: US$ 126.5).
23.5 Global Model
Anti-Tax
Base Erosion Rules (Pillar 2)
The Pillar 2 legislative framework proposed by the Organization for Economic
Co-operation
and Development (“OECD”) applies to multinational groups whose consolidated revenue is greater than, or equal to, 750 million euro in at least two
of the last 4 years. This proposed legislation suggests that, if an entity in a consolidated group has an effective tax rate lower than 15%, additional taxation could be imposed on undertaxed profits.
For such rules to take effect, different countries around the world need to introduce them into their domestic legal systems.
The Company became subject to the global minimum tax by Pillar 2 tax legislation as of January 1, 2024, in France, Ireland, Spain, Switzerland, the Netherlands, and the United Kingdom and in Singapore as of January 1, 2025. Although Portugal has not yet adopted the rule into its domestic legal regulations, it is expected that the country will follow European Union Directive 2022/2523 and will also adopt the measures as of January 1, 2025. In October 2024, Brazil published Provisional Measure 1,262/2024, converted into Law 15,079/2024 and Normative Instruction 2,228/2024, which partially introduced Pillar 2 rules in the country, with effect scheduled for January 1, 2025.

Based on the analysis and estimates carried out to date by the Company with the assistance of external advisors, based on its operations in these jurisdictions, the Company has not recognized any impact on its current or deferred income tax position.
The Company continues to develop detailed analysis of the new rules introduced with the support of external consultants to identify potential impacts for the year 2025 onwards based on the guidelines published by the OECD, as well as by the countries in which the Company has a presence, as the submission of income tax returns for 2024 and compliance with ancillary obligations in jurisdictions that introduced Pillar 2 tax legislation as of January 1, 2024 will take place as of 2026.